JPMorgan Diversified Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 49.6%
Aerospace & Defense — 1.2%
Airbus SE (France)	5	845
General Dynamics Corp.	1	139
Howmet Aerospace, Inc.	5	585
Karman Holdings, Inc. *	1	24
Loar Holdings, Inc. *	1	76
MTU Aero Engines AG (Germany)	—	132
Northrop Grumman Corp.	1	662
RTX Corp.	1	195
Safran SA (France)	10	2,516
Thales SA (France)	—	121
Woodward, Inc.	1	142
		5,437
Air Freight & Logistics — 0.0% ^
FedEx Corp.	1	176
Automobile Components — 0.4%
Bridgestone Corp. (Japan)	14	550
Cie Generale des Etablissements Michelin SCA (France)	36	1,275
Gentex Corp.	7	169
		1,994
Automobiles — 0.3%
Kia Corp. (South Korea)	8	532
Tesla, Inc. *	4	908
		1,440
Banks — 3.7%
AIB Group plc (Ireland)	28	179
Al Rajhi Bank (Saudi Arabia)	22	587
Banca Monte dei Paschi di Siena SpA (Italy)	15	118
Banco Santander SA (Spain)	42	286
Bank Central Asia Tbk. PT (Indonesia)	1,155	593
Bank of America Corp.	25	1,043
BankUnited, Inc.	5	162
Barclays plc (United Kingdom)	81	306
Columbia Banking System, Inc.	3	77
Commerce Bancshares, Inc.	2	144
Cullen/Frost Bankers, Inc.	1	166
DBS Group Holdings Ltd. (Singapore)	69	2,379
Fifth Third Bancorp	2	72
First Citizens BancShares, Inc., Class A	—	243
First Financial Bancorp	6	144
First Hawaiian, Inc.	6	146
First Interstate BancSystem, Inc., Class A	5	143
HDFC Bank Ltd., ADR (India)	20	1,295
KBC Group NV (Belgium)	11	1,016
M&T Bank Corp.	2	321
Mitsubishi UFJ Financial Group, Inc. (Japan)	75	1,016

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
NatWest Group plc (United Kingdom)	208	1,228
PNC Financial Services Group, Inc. (The)	1	144
Regions Financial Corp.	8	180
Sberbank of Russia PJSC (Russia) ‡	18	— (a)
ServisFirst Bancshares, Inc.	1	110
Societe Generale SA (France)	4	161
UniCredit SpA (Italy)	29	1,637
US Bancorp	12	513
Wells Fargo & Co.	31	2,241
Wintrust Financial Corp.	2	177
WSFS Financial Corp.	2	128
		16,955
Beverages — 1.0%
Carlsberg A/S, Class B (Denmark)	1	138
Coca-Cola HBC AG (Italy)	7	305
Constellation Brands, Inc., Class A	1	107
Diageo plc (United Kingdom)	9	242
Heineken NV (Netherlands)	22	1,812
Keurig Dr Pepper, Inc.	6	187
PepsiCo, Inc.	5	755
Pernod Ricard SA (France)	6	616
Primo Brands Corp.	4	153
		4,315
Biotechnology — 1.2%
AbbVie, Inc.	12	2,519
Alnylam Pharmaceuticals, Inc. *	1	172
Blueprint Medicines Corp. *	—	46
Insmed, Inc. *	2	145
Natera, Inc. *	2	240
Regeneron Pharmaceuticals, Inc.	2	1,000
Vertex Pharmaceuticals, Inc. *	2	1,144
		5,266
Broadline Retail — 1.9%
Alibaba Group Holding Ltd. (China)	57	938
Amazon.com, Inc. *	39	7,404
Moran Foods Backstop Equity ‡ *	359	—
Next plc (United Kingdom)	1	168
Prosus NV (China)	5	206
Savers Value Village, Inc. *	—	2
		8,718
Building Products — 0.7%
AAON, Inc.	1	108
AZEK Co., Inc. (The) *	2	109
Carlisle Cos., Inc.	1	140
Carrier Global Corp.	5	282

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Building Products — continued
Fortune Brands Innovations, Inc.	2	145
Hayward Holdings, Inc. *	14	197
Janus International Group, Inc. *	16	116
Kingspan Group plc (Ireland)	6	477
Simpson Manufacturing Co., Inc.	1	183
Trane Technologies plc	4	1,163
		2,920
Capital Markets — 3.0%
3i Group plc (United Kingdom)	32	1,523
Ameriprise Financial, Inc.	1	660
Blackstone, Inc.	2	295
Charles Schwab Corp. (The)	16	1,228
CME Group, Inc.	5	1,414
Deutsche Boerse AG (Germany)	6	1,798
DWS Group GmbH & Co. KGaA (Germany) (b)	3	169
Euronext NV (Netherlands) (b)	2	220
Evercore, Inc., Class A	1	164
Goldman Sachs Group, Inc. (The)	1	251
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	35	1,570
Interactive Brokers Group, Inc., Class A	1	205
Intermediate Capital Group plc (United Kingdom)	3	76
Japan Exchange Group, Inc. (Japan)	52	530
KKR & Co., Inc.	1	131
London Stock Exchange Group plc (United Kingdom)	6	889
MarketAxess Holdings, Inc.	1	156
Moelis & Co., Class A	2	99
Moody's Corp.	1	270
Morgan Stanley	4	485
Morningstar, Inc.	—	98
Northern Trust Corp.	2	203
Raymond James Financial, Inc.	—	48
Robinhood Markets, Inc., Class A *	2	60
State Street Corp.	2	207
StepStone Group, Inc., Class A	3	172
Tradeweb Markets, Inc., Class A	1	137
UBS Group AG (Registered) (Switzerland)	16	488
		13,546
Chemicals — 1.1%
Air Liquide SA (France)	10	1,822
Axalta Coating Systems Ltd. *	9	304
Balchem Corp.	1	104
Element Solutions, Inc.	6	148
Linde plc	5	2,169
Perimeter Solutions, Inc. *	11	111
Quaker Chemical Corp.	1	166
		4,824

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Commercial Services & Supplies — 0.3%
Bilfinger SE (Germany)	2	119
Casella Waste Systems, Inc., Class A *	2	205
Copart, Inc. *	4	237
Driven Brands Holdings, Inc. *	7	128
MSA Safety, Inc.	2	247
SPIE SA (France)	4	155
UniFirst Corp.	—	85
		1,176
Communications Equipment — 0.0% ^
Arista Networks, Inc. *	1	70
Cisco Systems, Inc.	1	90
		160
Construction & Engineering — 0.3%
Quanta Services, Inc.	1	242
Vinci SA (France)	6	807
WillScot Holdings Corp.	14	393
		1,442
Construction Materials — 0.2%
Buzzi SpA (Italy)	1	49
Eagle Materials, Inc.	1	295
Martin Marietta Materials, Inc.	—	127
Vulcan Materials Co.	3	589
		1,060
Consumer Finance — 0.3%
American Express Co.	3	878
Capital One Financial Corp.	2	288
Discover Financial Services	—	35
		1,201
Consumer Staples Distribution & Retail — 0.4%
Alimentation Couche-Tard, Inc. (Canada)	15	740
BJ's Wholesale Club Holdings, Inc. *	1	67
Casey's General Stores, Inc.	1	194
Performance Food Group Co. *	3	232
Tesco plc (United Kingdom)	45	195
Walmart, Inc.	6	552
		1,980
Containers & Packaging — 0.2%
AptarGroup, Inc.	1	127
Graphic Packaging Holding Co.	5	139
International Paper Co.	2	85
Packaging Corp. of America	—	96
Silgan Holdings, Inc.	2	92
Smurfit WestRock plc	3	126
		665

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Distributors — 0.0% ^
Pool Corp.	—	96
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc. *	2	313
Diversified Telecommunication Services — 0.4%
Deutsche Telekom AG (Registered) (Germany)	48	1,781
Verizon Communications, Inc.	4	155
		1,936
Electric Utilities — 1.2%
Edison International	2	138
Entergy Corp.	3	278
Iberdrola SA (Spain)	45	724
NextEra Energy, Inc.	19	1,329
PG&E Corp.	33	570
Portland General Electric Co.	3	154
Southern Co. (The)	25	2,261
Xcel Energy, Inc.	2	105
		5,559
Electrical Equipment — 0.4%
Accelleron Industries AG (Switzerland)	1	41
AMETEK, Inc.	1	215
Eaton Corp. plc	3	721
Legrand SA (France)	8	816
Vertiv Holdings Co., Class A	1	100
		1,893
Electronic Equipment, Instruments & Components — 0.3%
Badger Meter, Inc.	1	134
Cognex Corp.	2	50
Fabrinet (Thailand) *	—	103
Jabil, Inc.	—	46
Keyence Corp. (Japan)	2	747
Novanta, Inc. *	1	174
TD SYNNEX Corp.	2	179
		1,433
Energy Equipment & Services — 0.6%
Aker Solutions ASA (Norway)	29	93
Baker Hughes Co.	49	2,138
Cactus, Inc., Class A	3	136
Flowco Holdings, Inc., Class A *	3	78
Saipem SpA (Italy) *	30	69
SBM Offshore NV (Netherlands)	4	95
TechnipFMC plc (United Kingdom)	7	227
		2,836
Entertainment — 0.5%
CTS Eventim AG & Co. KGaA (Germany)	1	116

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Entertainment — continued
Netflix, Inc. *	1	482
Spotify Technology SA *	1	356
Take-Two Interactive Software, Inc. *	1	243
Walt Disney Co. (The)	11	1,105
		2,302
Financial Services — 1.2%
Adyen NV (Netherlands) * (b)	—	158
Berkshire Hathaway, Inc., Class B *	1	567
Block, Inc. *	1	61
Corpay, Inc. *	—	148
Fidelity National Information Services, Inc.	13	974
Mastercard, Inc., Class A	6	3,264
MGIC Investment Corp.	6	145
WEX, Inc. *	1	143
		5,460
Food Products — 0.7%
AAK AB (Sweden)	4	105
Cranswick plc (United Kingdom)	2	114
Freshpet, Inc. *	1	102
Mondelez International, Inc., Class A	5	361
Nestle SA (Registered)	23	2,328
Post Holdings, Inc. *	1	131
Utz Brands, Inc.	11	155
		3,296
Ground Transportation — 0.4%
Canadian Pacific Kansas City Ltd. (Canada)	8	575
CSX Corp.	12	342
JB Hunt Transport Services, Inc.	2	243
Knight-Swift Transportation Holdings, Inc.	2	92
Landstar System, Inc.	1	156
Saia, Inc. *	—	99
Uber Technologies, Inc. *	3	224
Union Pacific Corp.	—	134
		1,865
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	6	868
Align Technology, Inc. *	1	101
Cooper Cos., Inc. (The) *	2	146
Edwards Lifesciences Corp. *	4	271
Envista Holdings Corp. *	9	155
Hoya Corp. (Japan)	9	1,016
ICU Medical, Inc. *	1	156
Intuitive Surgical, Inc. *	1	384
Medtronic plc	6	560
Neogen Corp. *	4	32

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
QuidelOrtho Corp. *	2	84
Stryker Corp.	1	600
Terumo Corp. (Japan)	40	747
		5,120
Health Care Providers & Services — 1.0%
Cardinal Health, Inc.	—	63
Cencora, Inc.	1	233
Chemed Corp.	—	177
Cigna Group (The)	1	208
Concentra Group Holdings Parent, Inc.	4	97
CVS Health Corp.	2	127
Encompass Health Corp.	2	220
HCA Healthcare, Inc.	1	190
HealthEquity, Inc. *	1	125
Henry Schein, Inc. *	3	216
Humana, Inc.	—	60
Labcorp Holdings, Inc.	1	157
McKesson Corp.	—	216
NMC Health plc (United Arab Emirates) ‡ *	1	— (a)
UnitedHealth Group, Inc.	5	2,358
		4,447
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	2	34
Host Hotels & Resorts, Inc.	7	97
Ryman Hospitality Properties, Inc.	2	167
		298
Hotels, Restaurants & Leisure — 2.2%
Booking Holdings, Inc.	—	429
Carnival plc *	2	42
Chipotle Mexican Grill, Inc. *	7	368
Compass Group plc (United Kingdom)	11	357
DoorDash, Inc., Class A *	1	261
Expedia Group, Inc.	1	105
Flutter Entertainment plc (United Kingdom) *	—	89
Hilton Worldwide Holdings, Inc.	1	137
InterContinental Hotels Group plc (United Kingdom)	5	544
Marriott International, Inc., Class A	5	1,138
McDonald's Corp.	9	2,728
Monarch Casino & Resort, Inc.	1	115
Planet Fitness, Inc., Class A *	2	173
Starbucks Corp.	2	152
Vail Resorts, Inc.	1	120
Wendy's Co. (The)	8	122
Wyndham Hotels & Resorts, Inc.	2	147

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Yum China Holdings, Inc. (China)	29	1,526
Yum! Brands, Inc.	9	1,387
		9,940
Household Durables — 0.5%
Barratt Redrow plc (United Kingdom)	28	154
Garmin Ltd.	1	169
Mohawk Industries, Inc. *	1	130
Sony Group Corp. (Japan)	67	1,711
		2,164
Household Products — 0.0% ^
Procter & Gamble Co. (The)	1	160
Industrial Conglomerates — 0.6%
3M Co.	1	206
Honeywell International, Inc.	2	349
Siemens AG (Registered) (Germany)	9	1,973
		2,528
Industrial REITs — 0.2%
EastGroup Properties, Inc.	1	194
Prologis, Inc.	8	851
		1,045
Insurance — 2.5%
AIA Group Ltd. (Hong Kong)	46	347
Allianz SE (Registered) (Germany)	1	350
Aon plc, Class A	2	1,008
Arch Capital Group Ltd.	1	101
Arthur J Gallagher & Co.	3	1,190
ASR Nederland NV (Netherlands)	3	175
Baldwin Insurance Group, Inc. (The), Class A *	3	143
Chubb Ltd.	—	159
Intact Financial Corp. (Canada)	5	1,001
Kinsale Capital Group, Inc.	1	257
Loews Corp.	3	233
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	6	3,575
Oscar Health, Inc., Class A *	10	132
Progressive Corp. (The)	1	347
Prudential plc (Hong Kong)	15	167
RLI Corp.	2	168
Tokio Marine Holdings, Inc. (Japan)	27	1,035
Travelers Cos., Inc. (The)	2	606
WR Berkley Corp.	2	119
		11,113
Interactive Media & Services — 2.2%
Alphabet, Inc., Class A	5	740
Alphabet, Inc., Class C	6	901

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — continued
IAC, Inc. *	2	94
Meta Platforms, Inc., Class A	11	6,379
Tencent Holdings Ltd. (China)	27	1,757
		9,871
IT Services — 0.4%
Accenture plc, Class A (Ireland)	1	423
Cognizant Technology Solutions Corp., Class A	2	117
Indra Sistemas SA (Spain)	4	131
Infosys Ltd., ADR (India)	42	764
MongoDB, Inc. *	—	60
Shopify, Inc., Class A (Canada) *	1	94
Snowflake, Inc., Class A *	1	137
		1,726
Leisure Products — 0.1%
Acushnet Holdings Corp.	2	129
Brunswick Corp.	3	147
Games Workshop Group plc (United Kingdom)	—	86
		362
Life Sciences Tools & Services — 0.5%
Azenta, Inc. *	2	60
Chemometec A/S (Denmark)	1	81
IQVIA Holdings, Inc. *	—	72
Lonza Group AG (Registered) (Switzerland)	2	901
Mettler-Toledo International, Inc. *	—	85
Thermo Fisher Scientific, Inc.	2	1,214
		2,413
Machinery — 1.5%
Atlas Copco AB, Class A (Sweden)	44	704
Deere & Co.	1	491
Dover Corp.	1	173
Fluidra SA (Spain)	4	99
GEA Group AG (Germany)	2	142
Hillman Solutions Corp. *	17	149
Ingersoll Rand, Inc.	2	155
ITT, Inc.	2	207
Konecranes OYJ (Finland)	1	90
Lincoln Electric Holdings, Inc.	1	104
Middleby Corp. (The) *	—	47
Otis Worldwide Corp.	21	2,119
RBC Bearings, Inc. *	1	175
Toro Co. (The)	1	106
Volvo AB, Class B (Sweden) *	69	2,022
		6,783
Media — 0.0% ^
Sirius XM Holdings, Inc.	3	63

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Metals & Mining — 0.2%
BHP Group Ltd. (Australia)	36	882
GMK Norilskiy Nickel PAO (Russia) ‡ *	25	— (a)
GMK Norilskiy Nickel PAO, ADR (Russia) ‡ *	—	— (a)
Magnitogorsk Iron & Steel Works PJSC (Russia) ‡	19	—
Rio Tinto plc (Australia)	4	208
Severstal PAO, GDR (Russia) ‡ * (b)	2	— (a)
		1,090
Multi-Utilities — 0.2%
Dominion Energy, Inc.	9	528
E.ON SE (Germany)	12	180
Engie SA (France)	16	302
Public Service Enterprise Group, Inc.	1	61
		1,071
Oil, Gas & Consumable Fuels — 1.7%
Cheniere Energy, Inc.	1	146
Chevron Corp.	2	329
ConocoPhillips	7	720
Coterra Energy, Inc.	2	73
DT Midstream, Inc.	1	114
EOG Resources, Inc.	3	410
Exxon Mobil Corp.	21	2,447
Gazprom PJSC (Russia) ‡ *	28	— (a)
Gaztransport Et Technigaz SA (France)	1	116
Kinder Morgan, Inc.	5	130
Novatek PJSC (Russia) ‡	1	— (a)
Rosneft Oil Co. PJSC (Russia) ‡	5	— (a)
Shell plc	72	2,636
SM Energy Co.	6	174
Williams Cos., Inc. (The)	4	270
		7,565
Passenger Airlines — 0.0% ^
International Consolidated Airlines Group SA (United Kingdom)	23	77
Southwest Airlines Co.	2	82
		159
Personal Care Products — 0.0% ^
elf Beauty, Inc. *	1	66
Pharmaceuticals — 1.5%
Bristol-Myers Squibb Co.	28	1,720
Eli Lilly & Co.	1	890
GSK plc	12	232
Johnson & Johnson	12	1,911
Merck & Co., Inc.	1	126
Novartis AG (Registered)	4	394
Novo Nordisk A/S, Class B (Denmark)	9	627
Orion OYJ, Class A (Finland)	1	38

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — continued
Orion OYJ, Class B (Finland)	1	86
Roche Holding AG	1	318
Sanofi SA	6	652
		6,994
Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	—	42
First Advantage Corp. *	9	123
Paylocity Holding Corp. *	1	159
RELX plc (United Kingdom)	24	1,207
TransUnion	1	63
Verra Mobility Corp. *	5	115
		1,709
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A *	—	48
Cushman & Wakefield plc *	20	202
Mitsui Fudosan Co. Ltd. (Japan)	85	765
		1,015
Residential REITs — 0.1%
American Homes 4 Rent, Class A	5	171
Mid-America Apartment Communities, Inc.	1	179
		350
Retail REITs — 0.1%
Federal Realty Investment Trust	1	106
NNN REIT, Inc.	3	105
Regency Centers Corp.	2	167
		378
Semiconductors & Semiconductor Equipment — 3.7%
Allegro MicroSystems, Inc. (Japan) *	5	117
Analog Devices, Inc.	4	726
ASML Holding NV (Netherlands)	2	1,161
ASML Holding NV (Registered), NYRS (Netherlands)	—	89
Broadcom, Inc.	12	2,070
Disco Corp. (Japan)	2	490
Entegris, Inc.	2	140
Infineon Technologies AG (Germany)	5	165
MACOM Technology Solutions Holdings, Inc. *	2	170
Microchip Technology, Inc.	2	93
Micron Technology, Inc.	4	398
NVIDIA Corp.	60	6,471
NXP Semiconductors NV (China)	3	595
ON Semiconductor Corp. *	2	95
Power Integrations, Inc.	3	155
SK Hynix, Inc. (South Korea)	1	144
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	48	1,352
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	12	2,040

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Teradyne, Inc.	1	93
Texas Instruments, Inc.	1	183
		16,747
Software — 3.1%
AppLovin Corp., Class A *	—	39
Atlassian Corp., Class A *	1	209
CCC Intelligent Solutions Holdings, Inc. *	11	97
Clearwater Analytics Holdings, Inc., Class A *	4	115
Crowdstrike Holdings, Inc., Class A *	1	200
Dassault Systemes SE (France)	13	505
HubSpot, Inc. *	—	211
Intuit, Inc.	1	805
Microsoft Corp.	25	9,189
nCino, Inc. *	3	72
Oracle Corp.	9	1,281
Palo Alto Networks, Inc. *	2	322
Qualys, Inc. *	1	82
SAP SE (Germany)	2	493
SPS Commerce, Inc. *	1	116
Synopsys, Inc. *	—	157
Truecaller AB, Class B (Sweden)	10	69
		13,962
Specialized REITs — 0.2%
American Tower Corp.	—	86
CubeSmart	3	143
Digital Realty Trust, Inc.	1	98
Lamar Advertising Co., Class A	1	103
Public Storage	1	131
Rayonier, Inc.	2	61
SBA Communications Corp.	1	105
Weyerhaeuser Co.	3	96
		823
Specialty Retail — 1.0%
AutoZone, Inc. *	—	378
Bath & Body Works, Inc.	3	81
Best Buy Co., Inc.	1	90
Dick's Sporting Goods, Inc.	1	113
Five Below, Inc. *	1	69
Home Depot, Inc. (The)	1	205
Industria de Diseno Textil SA (Spain)	13	664
Lowe's Cos., Inc.	4	887
Murphy USA, Inc.	—	89
Ross Stores, Inc.	9	1,208
TJX Cos., Inc. (The)	2	311

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Ulta Beauty, Inc. *	—	45
Zalando SE (Germany) * (b)	6	193
		4,333
Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	23	5,109
Hewlett Packard Enterprise Co.	9	140
Western Digital Corp. *	7	278
		5,527
Textiles, Apparel & Luxury Goods — 0.7%
Burberry Group plc (United Kingdom)	6	59
Cie Financiere Richemont SA (Registered) (Switzerland)	1	245
Columbia Sportswear Co.	—	26
Kontoor Brands, Inc.	1	59
LVMH Moet Hennessy Louis Vuitton SE (France)	5	2,787
		3,176
Tobacco — 0.1%
Philip Morris International, Inc.	2	262
Trading Companies & Distributors — 0.3%
Air Lease Corp.	2	81
Applied Industrial Technologies, Inc.	1	152
Core & Main, Inc., Class A *	4	215
ITOCHU Corp. (Japan)	20	938
		1,386
Total Common Stocks (Cost $156,644)		224,910
Investment Companies — 18.1%
Fixed Income — 16.1%
JPMorgan Core Bond Fund Class R6 Shares (c)	3,384	34,925
JPMorgan High Yield Fund Class R6 Shares (c)	2,104	13,593
JPMorgan Income Fund Class R6 Shares (c)	2,881	24,632
Total Fixed Income		73,150
U.S. Equity — 2.0%
JPMorgan Large Cap Value Fund Class R6 Shares (c)	453	8,893
Total Investment Companies (Cost $80,119)		82,043
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 10.8%
U.S. Treasury Bonds
1.13%, 8/15/2040	2,800	1,755
2.75%, 11/15/2042	3,050	2,372
3.13%, 2/15/2043	2,070	1,699
3.63%, 8/15/2043	1,300	1,143

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
1.25%, 5/15/2050	1,550	770
2.38%, 5/15/2051	2,500	1,635
4.25%, 2/15/2054	2,400	2,261
U.S. Treasury Notes
4.25%, 1/31/2026 (d)	7,571	7,579
3.13%, 8/31/2027	6,500	6,385
4.13%, 10/31/2027	1,000	1,006
2.88%, 5/15/2028	500	485
1.50%, 11/30/2028	2,000	1,837
2.38%, 3/31/2029	2,000	1,886
4.63%, 4/30/2029	1,700	1,744
3.88%, 9/30/2029	4,800	4,786
3.88%, 11/30/2029	1,000	997
3.75%, 5/31/2030	5,000	4,947
2.75%, 8/15/2032	400	366
4.13%, 11/15/2032	1,000	1,001
4.50%, 11/15/2033	500	512
4.00%, 2/15/2034	3,400	3,354
U.S. Treasury STRIPS Bonds
4.51%, 11/15/2030 (e)	155	123
4.52%, 2/15/2031 (e)	160	125
4.53%, 5/15/2031 (e)	160	124
4.55%, 8/15/2031 (e)	165	127
4.55%, 11/15/2031 (e)	165	125
Total U.S. Treasury Obligations (Cost $49,826)		49,144
Corporate Bonds — 7.7%
Aerospace & Defense — 0.1%
Boeing Co. (The)
5.15%, 5/1/2030	210	211
6.39%, 5/1/2031	48	51
6.53%, 5/1/2034	14	15
RTX Corp. 4.13%, 11/16/2028	120	119
		396
Automobiles — 0.1%
General Motors Co. 6.13%, 10/1/2025	68	68
Hyundai Capital America 5.30%, 6/24/2029 (f)	200	202
		270
Banks — 1.7%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (f) (g)	200	184
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (f) (h)	200	199
Banco Santander SA (Spain) 2.75%, 12/3/2030	400	348
Bank of America Corp.
(SOFR + 0.96%), 1.73%, 7/22/2027 (g)	510	492
(SOFR + 1.65%), 5.47%, 1/23/2035 (g)	480	487
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (g)	150	118

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (f) (g)	200	205
Bank of Montreal (Canada) (SOFR + 1.25%), 4.64%, 9/10/2030 (g)	66	66
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (g)	300	260
BNP Paribas SA (France)
(SOFR + 1.62%), 5.79%, 1/13/2033 (f) (g)	200	204
(SOFR + 1.56%), 3.13%, 1/20/2033 (f) (g)	300	261
BPCE SA (France) (SOFR + 1.31%), 2.28%, 1/20/2032 (f) (g)	250	211
Citigroup, Inc. (SOFR + 3.91%), 4.41%, 3/31/2031 (g)	830	809
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (f) (g)	250	239
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (f) (g)	200	189
Fifth Third Bancorp (SOFRINDX + 2.13%), 4.77%, 7/28/2030 (g)	330	328
HSBC Holdings plc (United Kingdom) (SOFR + 1.29%), 5.29%, 11/19/2030 (g)	310	313
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (g)	100	101
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (g)	100	106
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	200	197
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (g)	200	193
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (g)	126	125
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (f) (g)	200	205
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (f) (g)	300	315
Sumitomo Mitsui Financial Group, Inc. (Japan) 3.04%, 7/16/2029	300	281
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (g)	63	64
(SOFR + 2.45%), 7.16%, 10/30/2029 (g)	40	43
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (f) (g)	217	193
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (g)	132	135
(SOFR + 1.86%), 5.68%, 1/23/2035 (g)	32	33
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (g)	120	118
(SOFR + 1.74%), 5.57%, 7/25/2029 (g)	57	59
(SOFR + 2.10%), 4.90%, 7/25/2033 (g)	250	246
(SOFR + 1.78%), 5.50%, 1/23/2035 (g)	167	169
		7,496
Beverages — 0.1%
Constellation Brands, Inc. 2.88%, 5/1/2030	230	209
Molson Coors Beverage Co. 4.20%, 7/15/2046	98	79
		288
Biotechnology — 0.0% ^
Amgen, Inc. 4.88%, 3/1/2053	231	202
Capital Markets — 0.7%
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	230	231
Deutsche Bank AG (Germany)
(SOFR + 1.32%), 2.55%, 1/7/2028 (g)	200	192

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.72%), 3.04%, 5/28/2032 (g)	150	131
Goldman Sachs Group, Inc. (The)
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (g)	500	490
(SOFR + 1.14%), 4.69%, 10/23/2030 (g)	150	149
(SOFR + 1.51%), 3.21%, 4/22/2042 (g)	140	103
Macquarie Group Ltd. (Australia) (SOFR + 1.44%), 2.69%, 6/23/2032 (f) (g)	240	209
Morgan Stanley
4.00%, 7/23/2025	330	330
(SOFR + 1.10%), 4.65%, 10/18/2030 (g)	150	149
(SOFR + 1.42%), 5.59%, 1/18/2036 (g)	250	255
(SOFR + 1.49%), 3.22%, 4/22/2042 (g)	200	150
Nasdaq, Inc.
5.55%, 2/15/2034	27	28
5.95%, 8/15/2053	140	143
UBS Group AG (Switzerland) (SOFR + 2.04%), 2.19%, 6/5/2026 (f) (g)	650	647
		3,207
Chemicals — 0.0% ^
EIDP, Inc. 4.50%, 5/15/2026	64	64
RPM International, Inc. 2.95%, 1/15/2032	14	12
		76
Construction & Engineering — 0.0% ^
Quanta Services, Inc.
2.90%, 10/1/2030	50	45
2.35%, 1/15/2032	53	45
		90
Consumer Finance — 0.4%
AerCap Ireland Capital DAC (Ireland) 2.45%, 10/29/2026	450	435
American Express Co.
(SOFR + 0.93%), 5.04%, 7/26/2028 (g)	32	32
(SOFR + 1.42%), 5.28%, 7/26/2035 (g)	100	100
Avolon Holdings Funding Ltd. (Ireland)
2.13%, 2/21/2026 (f)	750	730
4.25%, 4/15/2026 (f)	400	398
Capital One Financial Corp. 3.80%, 1/31/2028	230	225
Macquarie Airfinance Holdings Ltd. (United Kingdom) 6.50%, 3/26/2031 (f)	100	104
		2,024
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.50%, 9/15/2054	20	19
5.65%, 9/15/2064	100	94
		113

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — 0.1%
Sonoco Products Co. 5.00%, 9/1/2034	297	284
WRKCo, Inc. 3.90%, 6/1/2028	170	166
		450
Diversified REITs — 0.1%
Safehold GL Holdings LLC 2.85%, 1/15/2032	100	86
WP Carey, Inc. 2.25%, 4/1/2033	360	289
		375
Diversified Telecommunication Services — 0.2%
AT&T, Inc.
1.65%, 2/1/2028	230	213
3.65%, 9/15/2059	280	189
Sprint Capital Corp. 6.88%, 11/15/2028	16	17
Verizon Communications, Inc.
3.15%, 3/22/2030	300	279
5.50%, 2/23/2054	28	27
		725
Electric Utilities — 0.9%
Appalachian Power Co. Series AA, 2.70%, 4/1/2031	210	186
Duke Energy Corp. 3.75%, 9/1/2046	360	265
Duke Energy Indiana LLC 5.40%, 4/1/2053	10	9
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (f)	336	287
Entergy Louisiana LLC 2.35%, 6/15/2032	360	302
Eversource Energy 2.90%, 3/1/2027	170	165
Fells Point Funding Trust 3.05%, 1/31/2027 (f)	290	281
Interstate Power and Light Co. 4.95%, 9/30/2034	28	27
ITC Holdings Corp. 4.95%, 9/22/2027 (f)	42	42
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (f)	244	211
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	140	134
NRG Energy, Inc. 2.45%, 12/2/2027 (f)	230	216
Oncor Electric Delivery Co. LLC 5.35%, 4/1/2035 (f)	100	101
Pacific Gas and Electric Co.
2.95%, 3/1/2026	150	147
6.10%, 1/15/2029	34	35
4.95%, 7/1/2050	300	251
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	154	154
Southern California Edison Co. Series C, 4.13%, 3/1/2048	360	271
Southern Co. (The) Series A, 3.70%, 4/30/2030	300	286
Virginia Electric and Power Co.
4.45%, 2/15/2044	50	43
5.65%, 3/15/2055	150	147
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2031	165	167
Vistra Operations Co. LLC
6.00%, 4/15/2034 (f)	100	101

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.70%, 12/30/2034 (f)	27	27
Xcel Energy, Inc. 3.40%, 6/1/2030	230	215
		4,070
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	36	36
4.00%, 4/14/2032	280	262
		298
Financial Services — 0.2%
Corebridge Financial, Inc. 4.40%, 4/5/2052	123	99
Fiserv, Inc. 5.35%, 3/15/2031	250	256
Global Payments, Inc. 2.90%, 5/15/2030	230	209
Nationwide Building Society (United Kingdom) (SOFR + 1.29%), 2.97%, 2/16/2028 (f) (g)	241	233
		797
Food Products — 0.1%
Bunge Ltd. Finance Corp. 3.75%, 9/25/2027	230	226
Conagra Brands, Inc. 5.40%, 11/1/2048	250	228
General Mills, Inc. 4.88%, 1/30/2030	100	100
J M Smucker Co. (The) 6.50%, 11/15/2053	21	23
		577
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	222	221
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	210	184
Penske Truck Leasing Co. LP
5.75%, 5/24/2026 (f)	61	62
4.40%, 7/1/2027 (f)	210	209
Uber Technologies, Inc. 4.80%, 9/15/2034	25	24
		700
Health Care Equipment & Supplies — 0.1%
Boston Scientific Corp. 2.65%, 6/1/2030	230	210
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	83	84
		294
Health Care Providers & Services — 0.1%
Cencora, Inc. 5.15%, 2/15/2035	31	31
Humana, Inc. 3.95%, 3/15/2027	50	49
Quest Diagnostics, Inc. 2.95%, 6/30/2030	230	212
		292
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc. 5.15%, 4/15/2053	216	192
DOC DR LLC 2.63%, 11/1/2031	44	38
Healthcare Realty Holdings LP 2.00%, 3/15/2031	230	194
Healthpeak OP LLC 2.13%, 12/1/2028	23	21
Sabra Health Care LP 3.20%, 12/1/2031	148	128

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care REITs — continued
Ventas Realty LP 3.25%, 10/15/2026	120	118
Welltower OP LLC 2.75%, 1/15/2032	230	200
		891
Hotels, Restaurants & Leisure — 0.0% ^
Expedia Group, Inc. 3.25%, 2/15/2030	140	130
Industrial REITs — 0.0% ^
Prologis LP 4.75%, 6/15/2033	210	206
Insurance — 0.2%
Aon North America, Inc. 5.75%, 3/1/2054	175	172
Athene Global Funding 2.72%, 1/7/2029 (f)	150	139
CNO Global Funding 2.65%, 1/6/2029 (f)	410	379
F&G Global Funding 2.30%, 4/11/2027 (f)	150	143
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (g)	170	167
		1,000
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc. 5.40%, 8/15/2054	40	39
Media — 0.2%
Charter Communications Operating LLC
3.75%, 2/15/2028	81	79
4.80%, 3/1/2050	330	249
Comcast Corp.
2.65%, 2/1/2030	320	293
3.45%, 2/1/2050	200	138
		759
Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 2.63%, 9/23/2031 (f)	300	259
Steel Dynamics, Inc. 3.25%, 1/15/2031	230	210
		469
Multi-Utilities — 0.2%
Ameren Corp. 5.00%, 1/15/2029	140	141
CenterPoint Energy, Inc. 1.45%, 6/1/2026	278	268
DTE Energy Co. 5.20%, 4/1/2030	100	101
NiSource, Inc.
5.25%, 3/30/2028	76	77
4.38%, 5/15/2047	200	165
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	43	31
Puget Energy, Inc. 2.38%, 6/15/2028	115	107
		890
Office REITs — 0.0% ^
COPT Defense Properties LP 2.00%, 1/15/2029	136	122
Kilroy Realty LP 2.65%, 11/15/2033	70	54
		176

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — 0.6%
APA Infrastructure Ltd. (Australia) 5.13%, 9/16/2034 (f)	34	33
Cheniere Energy, Inc. 5.65%, 4/15/2034	100	101
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (f)	36	35
Columbia Pipelines Operating Co. LLC 5.44%, 2/15/2035 (f)	100	99
ConocoPhillips Co. 5.50%, 1/15/2055	68	66
Devon Energy Corp. 5.75%, 9/15/2054	120	110
Energy Transfer LP 4.15%, 9/15/2029	220	214
Enterprise Products Operating LLC 5.55%, 2/16/2055	207	201
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (f)	77	61
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (f)	510	503
Kinder Morgan, Inc. 5.20%, 6/1/2033	251	249
MPLX LP
2.65%, 8/15/2030	140	125
5.65%, 3/1/2053	153	141
NGPL PipeCo LLC 3.25%, 7/15/2031 (f)	183	160
Occidental Petroleum Corp. 6.05%, 10/1/2054	72	67
ONEOK, Inc.
4.75%, 10/15/2031	69	68
5.70%, 11/1/2054	100	93
Plains All American Pipeline LP 3.55%, 12/15/2029	230	217
Targa Resources Partners LP 4.00%, 1/15/2032	18	17
Williams Cos., Inc. (The) 2.60%, 3/15/2031	245	215
		2,775
Personal Care Products — 0.0% ^
Kenvue, Inc. 5.20%, 3/22/2063	12	11
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co. 3.70%, 3/15/2052	322	238
Zoetis, Inc. 2.00%, 5/15/2030	230	202
		440
Residential REITs — 0.1%
Essex Portfolio LP 5.50%, 4/1/2034	165	167
Mid-America Apartments LP 4.20%, 6/15/2028	120	119
UDR, Inc. 3.20%, 1/15/2030	230	214
		500
Retail REITs — 0.1%
Brixmor Operating Partnership LP 4.13%, 5/15/2029	210	204
Realty Income Corp. 3.25%, 1/15/2031	230	211
Regency Centers LP 3.60%, 2/1/2027	230	226
		641
Semiconductors & Semiconductor Equipment — 0.1%
Broadcom, Inc. 3.19%, 11/15/2036 (f)	260	213
KLA Corp.
4.65%, 7/15/2032	18	18

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
4.70%, 2/1/2034	32	31
NXP BV (China) 2.50%, 5/11/2031	190	166
		428
Software — 0.0% ^
Cadence Design Systems, Inc. 4.70%, 9/10/2034	23	23
Oracle Corp. 4.90%, 2/6/2033	71	70
Synopsys, Inc.
5.15%, 4/1/2035	34	34
5.70%, 4/1/2055	100	99
		226
Specialized REITs — 0.2%
American Tower Corp.
1.45%, 9/15/2026	162	155
2.90%, 1/15/2030	180	166
Equinix, Inc. 2.00%, 5/15/2028	183	169
Extra Space Storage LP
2.20%, 10/15/2030	210	183
2.35%, 3/15/2032	90	75
		748
Specialty Retail — 0.1%
AutoZone, Inc. 1.65%, 1/15/2031	230	193
Lowe's Cos., Inc. 3.75%, 4/1/2032	190	176
O'Reilly Automotive, Inc. 1.75%, 3/15/2031	230	194
		563
Technology Hardware, Storage & Peripherals — 0.0% ^
Dell International LLC
4.90%, 10/1/2026	17	17
5.25%, 2/1/2028	16	16
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	13	13
		46
Tobacco — 0.0% ^
BAT Capital Corp. (United Kingdom) 5.35%, 8/15/2032	100	101
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (f)	55	55
Water Utilities — 0.1%
American Water Capital Corp. 5.15%, 3/1/2034	280	281
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc.
3.88%, 4/15/2030	290	278

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
5.05%, 7/15/2033	210	208
Vodafone Group plc (United Kingdom) 5.63%, 2/10/2053	230	216
		702
Total Corporate Bonds (Cost $36,243)		34,817
Mortgage-Backed Securities — 5.8%
FHLMC Gold Pools, Other Pool # WN1157, 1.80%, 11/1/2028	1,000	918
FHLMC UMBS, 30 Year
Pool # QA7633, 3.00%, 3/1/2050	138	121
Pool # RA5276, 2.50%, 5/1/2051	566	477
Pool # QC3244, 3.00%, 6/1/2051	283	247
Pool # QC7410, 2.50%, 9/1/2051	412	347
Pool # RA5906, 2.50%, 9/1/2051	397	335
Pool # SD0809, 3.00%, 1/1/2052	387	338
Pool # RA6702, 3.00%, 2/1/2052	468	405
Pool # SD4119, 3.00%, 8/1/2052	693	608
Pool # RA7937, 5.00%, 9/1/2052	492	484
Pool # RJ2914, 5.50%, 11/1/2054	493	495
FNMA UMBS, 30 Year
Pool # CA6079, 2.50%, 6/1/2050	510	425
Pool # FS6514, 2.50%, 9/1/2051	449	380
Pool # CB1874, 3.00%, 10/1/2051	471	412
Pool # CB1878, 3.00%, 10/1/2051	287	251
Pool # CB2066, 3.00%, 11/1/2051	478	419
Pool # CB2094, 3.00%, 11/1/2051	1,159	1,011
Pool # BU1805, 2.50%, 12/1/2051	461	387
Pool # CB2637, 2.50%, 1/1/2052	331	278
Pool # FS0882, 2.50%, 3/1/2052	631	533
Pool # CB3629, 4.00%, 5/1/2052	585	546
Pool # BY4714, 5.00%, 6/1/2053	996	978
Pool # DB1954, 5.00%, 11/1/2054	498	488
FNMA, Other
Pool # BS8224, 4.10%, 5/1/2028	550	548
Pool # BL0907, 3.88%, 12/1/2028	600	588
Pool # BS8252, 4.36%, 4/1/2030	486	485
Pool # BS8846, 4.09%, 7/1/2030	500	492
Pool # BS3634, 1.77%, 11/1/2031	600	506
Pool # BS4525, 1.94%, 1/1/2032	600	509
Pool # BS4030, 1.96%, 1/1/2032	997	858
Pool # BS4563, 2.01%, 1/1/2032	600	516
Pool # BZ2889, 4.37%, 1/1/2032	499	495
Pool # BM7037, 1.76%, 3/1/2032 (i)	848	714
Pool # BS5117, 2.58%, 3/1/2032	399	354
Pool # BS5193, 2.62%, 4/1/2032	400	355
Pool # BS2933, 1.82%, 9/1/2033	500	404
Pool # BS4793, 2.44%, 2/1/2034	566	482

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS7097, 4.67%, 11/1/2034	1,100	1,102
Pool # BF0669, 4.00%, 6/1/2052	521	494
Pool # BM6734, 4.00%, 8/1/2059	1,654	1,545
Pool # BM7075, 3.00%, 3/1/2061	521	449
Pool # BF0546, 2.50%, 7/1/2061	646	522
Pool # BF0617, 2.50%, 3/1/2062	324	262
Pool # BF0655, 3.50%, 6/1/2062	581	515
Pool # BF0736, 4.00%, 6/1/2063	449	415
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 3.00%, 4/25/2055 (j)	3,185	2,760
Total Mortgage-Backed Securities (Cost $27,008)		26,253
Asset-Backed Securities — 2.2%
Ally Auto Receivables Trust Series 2023-1, Class A3, 5.46%, 5/15/2028	116	117
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	232	219
American Credit Acceptance Receivables Trust
Series 2023-1, Class C, 5.59%, 4/12/2029 (f)	130	131
Series 2024-1, Class D, 5.86%, 5/13/2030 (f)	84	85
AmeriCredit Automobile Receivables Trust
Series 2022-2, Class A3, 4.38%, 4/18/2028	25	25
Series 2024-1, Class B, 5.38%, 6/18/2029	180	183
AMSR Trust Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (f)	45	44
Amur Equipment Finance Receivables LLC Series 2022-1A, Class A2, 1.64%, 10/20/2027 (f)	13	13
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class A, 5.13%, 10/20/2028 (f)	100	101
Series 2024-1A, Class A, 5.36%, 6/20/2030 (f)	100	102
BMW Vehicle Owner Trust Series 2023-A, Class A3, 5.47%, 2/25/2028	50	50
Bridgecrest Lending Auto Securitization Trust Series 2024-1, Class C, 5.65%, 4/16/2029	144	146
Business Jet Securities LLC Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (f)	118	117
Carmax Auto Owner Trust Series 2022-2, Class A3, 3.49%, 2/16/2027	62	62
CarMax Auto Owner Trust
Series 2023-4, Class A3, 6.00%, 7/17/2028	77	78
Series 2024-1, Class A3, 4.92%, 10/16/2028	56	56
Carvana Auto Receivables Trust
Series 2021-P3, Class A3, 0.70%, 11/10/2026	13	13
Series 2023-N1, Class A, 6.36%, 4/12/2027 (f)	7	7
Series 2022-P3, Class A3, 4.61%, 11/10/2027	26	26
Series 2021-P4, Class A4, 1.64%, 12/10/2027	400	390
CoreVest American Finance Trust Series 2022-1, Class A, 4.74%, 6/17/2055 (f) (i)	214	214
CPS Auto Receivables Trust Series 2023-A, Class C, 5.54%, 4/16/2029 (f)	112	112
Credit Acceptance Auto Loan Trust
Series 2023-1A, Class B, 7.02%, 5/16/2033 (f)	300	307
Series 2024-2A, Class A, 5.95%, 6/15/2034 (f)	200	203
Series 2025-1A, Class A, 5.02%, 3/15/2035 (f)	160	160
Drive Auto Receivables Trust Series 2024-1, Class B, 5.31%, 1/16/2029	55	55
DT Auto Owner Trust
Series 2021-4A, Class D, 1.99%, 9/15/2027 (f)	114	112
Series 2023-1A, Class C, 5.55%, 10/16/2028 (f)	307	308
Series 2023-2A, Class B, 5.41%, 2/15/2029 (f)	120	120

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Exeter Automobile Receivables Trust
Series 2023-5A, Class A3, 6.32%, 3/15/2027	26	26
Series 2023-2A, Class B, 5.61%, 9/15/2027	60	60
Series 2022-2A, Class D, 4.56%, 7/17/2028	175	174
Series 2022-4A, Class C, 4.92%, 12/15/2028	112	112
Series 2023-1A, Class D, 6.69%, 6/15/2029	35	36
Series 2024-3A, Class C, 5.70%, 7/16/2029	50	51
Series 2024-1A, Class C, 5.41%, 5/15/2030	102	103
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (f)	44	45
FirstKey Homes Trust
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (f)	181	177
Series 2022-SFR1, Class A, 4.15%, 5/19/2039 (f)	114	112
Flagship Credit Auto Trust
Series 2022-2, Class A3, 4.03%, 12/15/2026 (f)	42	42
Series 2023-2, Class A2, 5.76%, 4/15/2027 (f)	18	18
Series 2023-1, Class C, 5.43%, 5/15/2029 (f)	350	351
Ford Credit Auto Owner Trust Series 2023-A, Class A3, 4.65%, 2/15/2028	70	70
GLS Auto Select Receivables Trust Series 2025-1A, Class A2, 4.71%, 4/15/2030 (f)	75	75
GM Financial Automobile Leasing Trust
Series 2023-1, Class A3, 5.16%, 4/20/2026	11	11
Series 2024-2, Class A3, 5.39%, 7/20/2027	75	76
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class A3, 5.45%, 6/16/2028	64	64
Series 2024-1, Class A3, 4.85%, 12/18/2028	44	44
Hertz Vehicle Financing LLC Series 2022-1A, Class A, 1.99%, 6/25/2026 (f)	59	59
Hilton Grand Vacations Trust Series 2022-1D, Class A, 3.61%, 6/20/2034 (f)	47	47
Honda Auto Receivables Owner Trust Series 2023-1, Class A3, 5.04%, 4/21/2027	80	80
Hyundai Auto Receivables Trust
Series 2023-B, Class A3, 5.48%, 4/17/2028	87	88
Series 2025-A, Class A3, 4.32%, 10/15/2029	143	143
Kubota Credit Owner Trust Series 2023-1A, Class A3, 5.02%, 6/15/2027 (f)	152	153
Lendmark Funding Trust Series 2022-1A, Class A, 5.12%, 7/20/2032 (f)	100	100
Mercedes-Benz Auto Receivables Trust Series 2023-1, Class A3, 4.51%, 11/15/2027	62	62
MVW LLC
Series 2021-2A, Class A, 1.43%, 5/20/2039 (f)	60	57
Series 2024-1A, Class A, 5.32%, 2/20/2043 (f)	150	152
Nissan Auto Lease Trust Series 2025-A, Class A3, 4.75%, 3/15/2028	198	200
OneMain Direct Auto Receivables Trust Series 2023-1A, Class A, 5.41%, 11/14/2029 (f)	344	348
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (f)	156	150
Series 2022-SFR3, Class A, 3.20%, 4/17/2039 (f)	293	285
Series 2023-SFR1, Class A, 4.30%, 3/17/2040 (f)	183	180
Series 2025-SFR1, Class A, 3.40%, 2/17/2042 (f) (k)	239	224
Series 2025-SFR2, Class A, 3.31%, 4/17/2042 (f) (j)	250	231
Santander Drive Auto Receivables Trust
Series 2022-5, Class B, 4.43%, 3/15/2027	4	4
Series 2023-2, Class A3, 5.21%, 7/15/2027	22	22
Series 2023-3, Class A3, 5.61%, 10/15/2027	31	31

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-1, Class B, 4.98%, 2/15/2028	47	47
Series 2024-1, Class A3, 5.25%, 4/17/2028	52	52
Series 2023-4, Class B, 5.77%, 12/15/2028	159	161
Series 2023-5, Class B, 6.16%, 12/17/2029	202	206
Series 2024-2, Class C, 5.84%, 6/17/2030	48	49
Series 2024-3, Class C, 5.64%, 8/15/2030	196	200
Series 2025-1, Class C, 5.04%, 3/17/2031	68	69
SFS Auto Receivables Securitization Trust Series 2024-1A, Class A3, 4.95%, 5/21/2029 (f)	27	27
Sierra Timeshare Receivables Funding LLC Series 2022-2A, Class A, 4.73%, 6/20/2040 (f)	42	42
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (f)	45	42
Structured Asset Securities Corp. Trust Series 2005-SC1, Class 1A1, 4.97%, 5/25/2031 (f) (i)	—	—
Tesla Auto Lease Trust Series 2024-A, Class A3, 5.30%, 6/21/2027 (f)	63	63
Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A, 4.93%, 6/25/2036 (f)	114	116
United Airlines Pass-Through Trust Series 2016-2, Class AA, 2.88%, 10/7/2028	312	293
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 ‡ (f)	18	18
VOLT CV LLC Series 2021-CF2, Class A1, 5.49%, 11/27/2051 (f) (k)	85	84
Westgate Resorts LLC
Series 2022-1A, Class A, 1.79%, 8/20/2036 (f)	58	57
Series 2024-1A, Class B, 6.56%, 1/20/2038 (f)	202	205
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (f)	108	107
Series 2023-1A, Class A3, 5.21%, 1/18/2028 (f)	27	27
World Omni Auto Receivables Trust
Series 2021-C, Class A3, 0.44%, 8/17/2026	3	3
Series 2022-B, Class A3, 3.25%, 7/15/2027	140	139
Series 2023-A, Class A3, 4.83%, 5/15/2028	78	78
Series 2023-D, Class A3, 5.79%, 2/15/2029	75	76
World Omni Automobile Lease Securitization Trust Series 2025-A, Class A3, 4.42%, 4/17/2028	63	63
Total Asset-Backed Securities (Cost $10,026)		10,043
	SHARES (000)
Exchange-Traded Funds — 1.0%
International Equity — 1.0%
JPMorgan BetaBuilders Japan ETF (c) (Cost $4,216)	78	4,396
	PRINCIPAL AMOUNT ($000)
Commercial Mortgage-Backed Securities — 0.8%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-150, Class A2, 3.71%, 9/25/2032 (i)	879	834
Series KJ44, Class A2, 4.61%, 2/25/2033	500	503
Series K-1515, Class A2, 1.94%, 2/25/2035	800	634
Series K145, Class AM, 2.58%, 6/25/2055	880	775
FNMA ACES Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (i)	500	422
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 (f)	294	249

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (f)	235	202
Total Commercial Mortgage-Backed Securities (Cost $3,849)		3,619
Collateralized Mortgage Obligations — 0.7%
Banc of America Alternative Loan Trust Series 2006-5, Class 3A1, 6.00%, 6/25/2046	—	—
CHL Mortgage Pass-Through Trust Series 2006-21, Class A14, 6.00%, 2/25/2037	—	—
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M60C, 3.50%, 6/25/2057	267	245
Series 2017-4, Class MT, 3.50%, 6/25/2057	335	303
Series 2022-1, Class MTU, 3.25%, 11/25/2061	324	279
FHLMC, REMIC
Series 3989, Class JW, 3.50%, 1/15/2042	507	476
Series 5190, Class EC, 2.00%, 12/25/2051	563	498
Series 5190, Class PH, 2.50%, 2/25/2052	540	491
FNMA, REMIC Series 2015-34, Class AZ, 2.25%, 6/25/2045	873	733
GSR Mortgage Loan Trust Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	1	1
MASTR Alternative Loan Trust Series 2005-6, Class 1A2, 5.50%, 12/25/2035	—	—
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	1	1
Total Collateralized Mortgage Obligations (Cost $3,131)		3,027
Foreign Government Securities — 0.1%
Republic of Colombia 3.25%, 4/22/2032	250	195
United Mexican States 3.77%, 5/24/2061	600	350
Total Foreign Government Securities (Cost $685)		545
Loan Assignments — 0.0% ‡ (g) (l) ^
Consumer Staples Distribution & Retail — 0.0% ^
Moran Foods LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026	88	70
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 11.50%), 15.92%, 6/30/2026	3	2
Moran Foods LLC, 2nd Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026	56	27
Total Loan Assignments (Cost $135)		99
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $—)	—	—

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.0%
Investment Companies — 3.0%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (c) (m) (Cost $13,497)	13,494	13,498
Total Investments — 99.8% (Cost $385,379)		452,394
Other Assets in Excess of Liabilities — 0.2%		807
NET ASSETS — 100.0%		453,201

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
CME	Chicago Mercantile Exchange
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
NYRS	New York Registry Shares
OYJ	Public Limited Company
PIK	Payment In Kind
PJSC	Public Joint Stock Company
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Value is zero.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(e)	The rate shown is the effective yield as of March 31, 2025.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2025.
(h)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at March 31, 2025 is $199 or 0.04% of the Fund’s net assets as of March 31, 2025.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2025.

(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2025.

(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	The rate shown is the current yield as of March 31, 2025.

PORTFOLIO COMPOSITION BY COUNTRY AS OF March 31, 2025	PERCENT OF TOTAL INVESTMENTS
United States	77.9%
France	3.1
Germany	2.5
Japan	2.2
United Kingdom	2.0
China	1.2
Others (each less than 1.0%)	8.1
Short-Term Investments	3.0
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
TOPIX Index	50	06/12/2025	JPY	8,957	159
Australia 10 Year Bond	196	06/16/2025	AUD	13,797	32
U.S. Treasury 10 Year Note	208	06/18/2025	USD	23,173	299
U.S. Treasury 10 Year Ultra Note	42	06/18/2025	USD	4,806	44
EURO STOXX 50 Index	11	06/20/2025	EUR	621	(16)
FTSE 100 Index	79	06/20/2025	GBP	8,768	(110)
MSCI EAFE Index	10	06/20/2025	USD	1,208	(42)
S&P 500 E-Mini Index	207	06/20/2025	USD	58,547	(314)
S&P E-Mini Communication Services Select Sector Index	18	06/20/2025	USD	2,291	(11)
S&P MidCap 400 E-Mini Index	22	06/20/2025	USD	6,465	(26)
XAF Financial Index	60	06/20/2025	USD	9,290	170
XAK Technology Index	11	06/20/2025	USD	2,310	(79)
XAU Utilities Index	58	06/20/2025	USD	4,653	(7)
					99

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
Japan 10 Year Bond	(32)	06/13/2025	JPY	(29,504)	(43)
U.S. Treasury Ultra Bond	(2)	06/18/2025	USD	(246)	4
S&P / TSX 60 Index	(16)	06/19/2025	CAD	(3,332)	(32)
SPI 200 Index	(18)	06/19/2025	AUD	(2,234)	(48)
DJ US Real Estate Index	(125)	06/20/2025	USD	(4,596)	(39)
MSCI Emerging Markets Index	(274)	06/20/2025	USD	(15,222)	485
Russell 2000 E-Mini Index	(130)	06/20/2025	USD	(13,176)	220
XAB Materials Index	(49)	06/20/2025	USD	(4,504)	29
XAP Consumer Staples Index	(60)	06/20/2025	USD	(4,981)	(84)
U.S. Treasury 2 Year Note	(3)	06/30/2025	USD	(622)	(2)
U.S. Treasury 5 Year Note	(8)	06/30/2025	USD	(866)	(6)
					484
					583

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
USD	United States Dollar

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of March 31, 2025 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	3,630	JPY	339,374	Goldman Sachs International	4/22/2025	1
AUD	2,695	USD	1,678	BNP Paribas	4/22/2025	6
BRL	20,332	USD	3,514	Citigroup Global Markets Holdings, Inc.**	4/22/2025	36
CAD	2,519	AUD	2,783	Citibank, NA	4/22/2025	13
CAD	1,854	MXN	26,197	Goldman Sachs International	4/22/2025	14
CAD	2,132	USD	1,481	Barclays Bank plc	4/22/2025	2
CAD	3,830	USD	2,663	Morgan Stanley	4/22/2025	1
CHF	1,497	EUR	1,567	BNP Paribas	4/22/2025	— (a)
CZK	37,589	USD	1,627	BNP Paribas	4/22/2025	2
EUR	921	AUD	1,594	Citibank, NA	4/22/2025	1
EUR	1,492	CAD	2,298	HSBC Bank, NA	4/22/2025	16
EUR	1,630	CHF	1,557	Citibank, NA	4/22/2025	— (a)
EUR	1,554	JPY	251,650	Goldman Sachs International	4/22/2025	1
EUR	831	SEK	8,993	Citibank, NA	4/22/2025	3
GBP	1,331	CHF	1,516	Citibank, NA	4/22/2025	2
GBP	1,772	JPY	341,082	Barclays Bank plc	4/22/2025	10
INR	148,862	USD	1,729	Goldman Sachs International**	4/22/2025	10
INR	74,494	USD	858	Standard Chartered Bank**	4/22/2025	12
JPY	129,020	AUD	1,356	Goldman Sachs International	4/22/2025	15
JPY	258,479	EUR	1,595	BNP Paribas	4/22/2025	1
JPY	516,124	USD	3,439	BNP Paribas	4/22/2025	10
JPY	128,503	USD	853	Citibank, NA	4/22/2025	6
NOK	52,265	USD	4,888	Barclays Bank plc	4/22/2025	80
NOK	45,003	USD	4,257	Goldman Sachs International	4/22/2025	21
PHP	49,475	USD	862	Goldman Sachs International**	4/22/2025	2
PLN	3,345	EUR	795	Goldman Sachs International	4/22/2025	2
SEK	16,324	GBP	1,249	Citibank, NA	4/22/2025	13
SEK	9,865	USD	971	Citibank, NA	4/22/2025	11
USD	2,387	AUD	3,782	Citibank, NA	4/22/2025	24
USD	406	AUD	645	Goldman Sachs International	4/22/2025	3
USD	1,010	BRL	5,743	Citigroup Global Markets Holdings, Inc.**	4/22/2025	8
USD	1,771	CAD	2,530	Citibank, NA	4/22/2025	11
USD	13,918	CHF	12,256	Barclays Bank plc	4/22/2025	32
USD	863	CLP	794,127	Citibank, NA**	4/22/2025	28
USD	1,815	CLP	1,697,106	Goldman Sachs International**	4/22/2025	28
USD	889	COP	3,665,276	Citigroup Global Markets Holdings, Inc.**	4/22/2025	15
USD	6,823	EUR	6,276	BNP Paribas	4/22/2025	29
USD	1,717	GBP	1,322	Barclays Bank plc	4/22/2025	9
USD	7,131	GBP	5,518	Morgan Stanley	4/22/2025	4
USD	1,745	HUF	643,423	Goldman Sachs International	4/22/2025	20
USD	1,734	IDR	28,370,208	**	4/22/2025	33
USD	807	IDR	13,213,579	Citigroup Global Markets Holdings, Inc.**	4/22/2025	15
USD	2,298	JPY	340,964	Barclays Bank plc	4/22/2025	20
USD	1,697	JPY	252,068	BNP Paribas	4/22/2025	13
USD	703	JPY	103,970	Citibank, NA	4/22/2025	8
USD	1,712	JPY	254,018	Goldman Sachs International	4/22/2025	14
USD	856	KRW	1,250,652	Standard Chartered Bank**	4/22/2025	6
USD	861	MXN	17,324	Citibank, NA	4/22/2025	17
USD	814	NZD	1,419	Citibank, NA	4/22/2025	8
USD	9,478	NZD	16,541	Morgan Stanley	4/22/2025	83
USD	871	PHP	49,871	Goldman Sachs International**	4/22/2025	1
USD	1,713	PLN	6,628	BNP Paribas	4/22/2025	3
USD	855	ZAR	15,553	Goldman Sachs International	4/22/2025	8
CHF	395	USD	440	HSBC Bank, NA	4/29/2025	8
CHF	80	USD	89	Morgan Stanley	4/29/2025	1
CHF	1,060	USD	1,182	State Street Corp.	4/29/2025	19
DKK	1,544	USD	217	HSBC Bank, NA	4/29/2025	8
EUR	335	USD	350	Barclays Bank plc	4/29/2025	11

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	143	USD	148	BNP Paribas	4/29/2025	7
EUR	254	USD	269	HSBC Bank, NA	4/29/2025	8
EUR	405	USD	422	Morgan Stanley	4/29/2025	16
GBP	154	USD	189	Barclays Bank plc	4/29/2025	8
GBP	6	USD	8	BNP Paribas	4/29/2025	— (a)
GBP	157	USD	196	Citibank, NA	4/29/2025	6
GBP	249	USD	309	HSBC Bank, NA	4/29/2025	12
GBP	375	USD	463	Morgan Stanley	4/29/2025	19
GBP	1,165	USD	1,448	State Street Corp.	4/29/2025	57
HKD	477	USD	61	Barclays Bank plc	4/29/2025	— (a)
HKD	1,395	USD	179	HSBC Bank, NA	4/29/2025	— (a)
NOK	1,513	USD	135	Morgan Stanley	4/29/2025	9
SEK	8,120	USD	748	Barclays Bank plc	4/29/2025	62
SEK	205	USD	19	Citibank, NA	4/29/2025	1
SEK	224	USD	21	Goldman Sachs International	4/29/2025	1
SEK	206	USD	19	Royal Bank of Canada	4/29/2025	1
SEK	877	USD	84	State Street Corp.	4/29/2025	4
SGD	45	USD	33	Barclays Bank plc	4/29/2025	— (a)
SGD	108	USD	79	HSBC Bank, NA	4/29/2025	— (a)
USD	403	AUD	638	Goldman Sachs International	4/29/2025	5
USD	79	DKK	545	Goldman Sachs International	4/29/2025	— (a)
USD	873	EUR	802	Morgan Stanley	4/29/2025	6
USD	989	HKD	7,686	HSBC Bank, NA	4/29/2025	— (a)
JPY	49,698	USD	327	Barclays Bank plc	4/30/2025	6
JPY	4,147	USD	28	BNP Paribas	4/30/2025	— (a)
JPY	49,646	USD	321	HSBC Bank, NA	4/30/2025	10
JPY	10,930	USD	71	Morgan Stanley	4/30/2025	2
JPY	282,946	USD	1,835	State Street Corp.	4/30/2025	57
USD	4	JPY	591	Barclays Bank plc	4/30/2025	— (a)
USD	66	JPY	9,740	BNP Paribas	4/30/2025	1
USD	391	JPY	58,094	Goldman Sachs International	4/30/2025	3
USD	141	JPY	20,649	HSBC Bank, NA	4/30/2025	2
USD	91	JPY	13,518	Morgan Stanley	4/30/2025	— (a)
Total unrealized appreciation						1,081
AUD	27,837	USD	17,559	Barclays Bank plc	4/22/2025	(162)
CHF	429	USD	488	BNP Paribas	4/22/2025	(2)
CLP	2,491,233	USD	2,672	Citigroup Global Markets Holdings, Inc.**	4/22/2025	(49)
CLP	792,543	USD	848	Goldman Sachs International**	4/22/2025	(13)
EUR	6,590	USD	7,170	Citibank, NA	4/22/2025	(37)
EUR	1,574	USD	1,718	Goldman Sachs International	4/22/2025	(14)
EUR	4,847	USD	5,270	Morgan Stanley	4/22/2025	(24)
EUR	441	USD	478	Standard Chartered Bank	4/22/2025	(1)
GBP	1,340	USD	1,732	BNP Paribas	4/22/2025	(2)
GBP	550	USD	711	Goldman Sachs International	4/22/2025	(1)
GBP	211	USD	273	Morgan Stanley	4/22/2025	— (a)
HUF	324,907	USD	873	HSBC Bank, NA	4/22/2025	(2)
IDR	13,138,236	USD	796	Citigroup Global Markets Holdings, Inc.**	4/22/2025	(8)
JPY	102,203	CHF	608	Barclays Bank plc	4/22/2025	(6)
JPY	252,685	USD	1,727	Goldman Sachs International	4/22/2025	(39)
JPY	256,215	USD	1,728	Morgan Stanley	4/22/2025	(16)
KRW	1,264,898	USD	871	Citigroup Global Markets Holdings, Inc.**	4/22/2025	(12)
KRW	1,236,411	USD	845	Standard Chartered Bank**	4/22/2025	(6)
MXN	17,464	CAD	1,228	Goldman Sachs International	4/22/2025	(4)
MXN	8,749	CAD	617	Morgan Stanley	4/22/2025	(3)
MXN	36,025	USD	1,807	Goldman Sachs International	4/22/2025	(51)
NZD	2,601	USD	1,491	Barclays Bank plc	4/22/2025	(14)
NZD	807	USD	467	Morgan Stanley	4/22/2025	(9)
NZD	7,749	USD	4,441	State Street Corp.	4/22/2025	(40)
PHP	49,871	USD	871	Goldman Sachs International**	4/22/2025	— (a)

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
PLN	3,314	USD	861	Citibank, NA	4/22/2025	(6)
SEK	16,876	CAD	2,424	Goldman Sachs International	4/22/2025	(5)
SGD	2,302	USD	1,730	BNP Paribas	4/22/2025	(16)
THB	29,134	USD	862	HSBC Bank, NA	4/22/2025	(2)
TRY	63,363	USD	1,676	Morgan Stanley	4/22/2025	(52)
TWD	28,691	USD	870	Citigroup Global Markets Holdings, Inc.**	4/22/2025	(6)
TWD	198,777	USD	6,043	Goldman Sachs International**	4/22/2025	(58)
USD	770	CZK	17,818	HSBC Bank, NA	4/22/2025	(2)
USD	867	INR	75,618	Goldman Sachs International**	4/22/2025	(16)
USD	1,710	JPY	256,633	Citibank, NA	4/22/2025	(5)
USD	820	TRY	32,568	Goldman Sachs International	4/22/2025	(15)
ZAR	15,917	USD	871	Goldman Sachs International	4/22/2025	(4)
AUD	2,714	USD	1,716	BNP Paribas	4/29/2025	(21)
CAD	3,570	USD	2,499	State Street Corp.	4/29/2025	(15)
CHF	43	USD	49	Barclays Bank plc	4/29/2025	— (a)
CHF	94	USD	107	Morgan Stanley	4/29/2025	— (a)
EUR	52	USD	57	BNP Paribas	4/29/2025	— (a)
EUR	162	USD	176	Morgan Stanley	4/29/2025	(1)
HKD	528	USD	68	BNP Paribas	4/29/2025	— (a)
HKD	76	USD	10	Morgan Stanley	4/29/2025	— (a)
SGD	40	USD	30	Barclays Bank plc	4/29/2025	— (a)
SGD	91	USD	68	HSBC Bank, NA	4/29/2025	— (a)
SGD	181	USD	136	Morgan Stanley	4/29/2025	(1)
USD	36	CHF	33	Barclays Bank plc	4/29/2025	— (a)
USD	15	CHF	14	BNP Paribas	4/29/2025	— (a)
USD	158	CHF	141	Citibank, NA	4/29/2025	(3)
USD	193	CHF	173	Goldman Sachs International	4/29/2025	(3)
USD	602	CHF	541	HSBC Bank, NA	4/29/2025	(9)
USD	83	CHF	74	Morgan Stanley	4/29/2025	(1)
USD	11	DKK	79	Citibank, NA	4/29/2025	— (a)
USD	42	DKK	298	Morgan Stanley	4/29/2025	(1)
USD	854	EUR	819	Barclays Bank plc	4/29/2025	(33)
USD	27	EUR	25	BNP Paribas	4/29/2025	(1)
USD	127	EUR	121	Citibank, NA	4/29/2025	(4)
USD	185	EUR	177	HSBC Bank, NA	4/29/2025	(5)
USD	1,376	EUR	1,314	Morgan Stanley	4/29/2025	(48)
USD	4,120	EUR	3,911	State Street Corp.	4/29/2025	(116)
USD	1	GBP	1	Barclays Bank plc	4/29/2025	— (a)
USD	557	SEK	6,031	Barclays Bank plc	4/29/2025	(42)
USD	149	SEK	1,499	Citibank, NA	4/29/2025	— (a)
USD	141	SEK	1,524	HSBC Bank, NA	4/29/2025	(11)
USD	217	SEK	2,298	Morgan Stanley	4/29/2025	(11)
USD	43	SGD	58	Barclays Bank plc	4/29/2025	— (a)
USD	704	SGD	945	BNP Paribas	4/29/2025	— (a)
USD	82	SGD	111	HSBC Bank, NA	4/29/2025	(1)
JPY	1,297	USD	9	BNP Paribas	4/30/2025	— (a)
USD	144	JPY	21,736	Barclays Bank plc	4/30/2025	(1)
USD	158	JPY	23,740	BNP Paribas	4/30/2025	(1)
USD	183	JPY	27,434	Morgan Stanley	4/30/2025	(1)
Total unrealized depreciation						(1,032)
Net unrealized appreciation						49

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
CLP	Chile Peso
COP	Columbian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$9,908	$135	$10,043
Collateralized Mortgage Obligations	—	3,027	—	3,027
Commercial Mortgage-Backed Securities	—	3,619	—	3,619
Common Stocks
Aerospace & Defense	1,823	3,614	—	5,437
Air Freight & Logistics	176	—	—	176
Automobile Components	169	1,825	—	1,994
Automobiles	908	532	—	1,440
Banks	8,042	8,913	— (a)	16,955
Beverages	1,202	3,113	—	4,315
Biotechnology	5,266	—	—	5,266
Broadline Retail	7,406	1,312	— (b)	8,718
Building Products	2,443	477	—	2,920
Capital Markets	6,283	7,263	—	13,546
Chemicals	3,002	1,822	—	4,824
Commercial Services & Supplies	902	274	—	1,176
Communications Equipment	160	—	—	160
Construction & Engineering	635	807	—	1,442
Construction Materials	1,011	49	—	1,060
Consumer Finance	1,201	—	—	1,201
Consumer Staples Distribution & Retail	1,785	195	—	1,980
Containers & Packaging	665	—	—	665
Distributors	96	—	—	96
Diversified Consumer Services	313	—	—	313
Diversified Telecommunication Services	155	1,781	—	1,936
Electric Utilities	4,835	724	—	5,559
Electrical Equipment	1,036	857	—	1,893
Electronic Equipment, Instruments & Components	686	747	—	1,433
Energy Equipment & Services	2,579	257	—	2,836
Entertainment	2,186	116	—	2,302
Financial Services	5,302	158	—	5,460
Food Products	863	2,433	—	3,296
Ground Transportation	1,865	—	—	1,865
Health Care Equipment & Supplies	3,357	1,763	—	5,120
Health Care Providers & Services	4,447	—	— (a)	4,447
Hotel & Resort REITs	298	—	—	298
Hotels, Restaurants & Leisure	8,997	943	—	9,940
Household Durables	299	1,865	—	2,164
Household Products	160	—	—	160
Industrial Conglomerates	555	1,973	—	2,528
Industrial REITs	1,045	—	—	1,045
Insurance	5,464	5,649	—	11,113

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Interactive Media & Services	$8,114	$1,757	$—	$9,871
IT Services	1,595	131	—	1,726
Leisure Products	276	86	—	362
Life Sciences Tools & Services	1,431	982	—	2,413
Machinery	3,726	3,057	—	6,783
Media	63	—	—	63
Metals & Mining	—	1,090	— (b)	1,090
Multi-Utilities	589	482	—	1,071
Oil, Gas & Consumable Fuels	4,813	2,752	— (a)	7,565
Passenger Airlines	82	77	—	159
Personal Care Products	66	—	—	66
Pharmaceuticals	4,685	2,309	—	6,994
Professional Services	502	1,207	—	1,709
Real Estate Management & Development	250	765	—	1,015
Residential REITs	350	—	—	350
Retail REITs	378	—	—	378
Semiconductors & Semiconductor Equipment	13,435	3,312	—	16,747
Software	12,895	1,067	—	13,962
Specialized REITs	823	—	—	823
Specialty Retail	3,476	857	—	4,333
Technology Hardware, Storage & Peripherals	5,527	—	—	5,527
Textiles, Apparel & Luxury Goods	85	3,091	—	3,176
Tobacco	262	—	—	262
Trading Companies & Distributors	448	938	—	1,386
Total Common Stocks	151,488	73,422	—	224,910
Corporate Bonds	—	34,817	—	34,817
Exchange-Traded Funds	4,396	—	—	4,396
Foreign Government Securities	—	545	—	545
Investment Companies	82,043	—	—	82,043
Loan Assignments	—	—	99	99
Mortgage-Backed Securities	—	26,253	—	26,253
Rights	—	—	— (b)	— (b)
U.S. Treasury Obligations	—	49,144	—	49,144
Short-Term Investments
Investment Companies	13,498	—	—	13,498
Total Investments in Securities	$251,425	$200,735	$234	$452,394
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,081	$—	$1,081
Futures Contracts	1,410	32	—	1,442
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,032)	$—	$(1,032)
Futures Contracts	(859)	—	—	(859)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$551	$81	$—	$632

(a)	Value is zero.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
(b)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Japan ETF (a)	$5,141	$—	$718	$(8)	$(19)	$4,396	78	$140	$—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	22,453	24,651	47,904	752	48	—	—	1,366	—
JPMorgan Core Bond Fund Class R6 Shares (a)	13,989	45,819	25,305	(107)	529	34,925	3,384	1,078	—
JPMorgan High Yield Fund Class R6 Shares (a)	—	13,593	—	—	—	13,593	2,104	—	—
JPMorgan Income Fund Class R6 Shares (a)	—	24,381	—	—	251	24,632	2,881	966	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	9,023	885	966	134	(183)	8,893	453	103	782
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	15,244	129,523	131,271	2	— (c)	13,498	13,494	483	—
Total	$65,850	$238,852	$206,164	$773	$626	$99,937		$4,136	$782

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.
(c)	Amount rounds to less than one thousand.
C. Derivatives— The Fund used derivative instruments including futures contracts and forward foreign currency contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.